Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended		33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended		45 Months Ended		48 Months Ended		51 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended		63 Months Ended		66 Months Ended		69 Months Ended		72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 31, 2020	Mar. 16, 2020	Dec. 31, 2015	Jun. 30, 2020	Mar. 31, 2016	Sep. 30, 2020	Jun. 30, 2016	Dec. 31, 2020	Sep. 30, 2016	Mar. 31, 2021	Dec. 31, 2016	Jun. 30, 2021	Mar. 31, 2017	Sep. 30, 2021	Jun. 30, 2017	Dec. 31, 2021	Sep. 30, 2017	Mar. 31, 2022	Dec. 31, 2017	Jun. 30, 2022	Mar. 31, 2018	Sep. 30, 2022	Jun. 30, 2018	Dec. 31, 2022	Sep. 30, 2018	Mar. 31, 2023	Dec. 31, 2018	Jun. 30, 2023	Mar. 31, 2019	Sep. 30, 2023	Jun. 30, 2019	Dec. 31, 2023	Sep. 30, 2019	Mar. 31, 2024	Dec. 31, 2019	Jun. 30, 2024	Mar. 31, 2020	Sep. 30, 2024	Jun. 30, 2020	Dec. 31, 2024	Sep. 30, 2020	Mar. 31, 2025	Dec. 31, 2020	Jun. 30, 2025	Mar. 31, 2021	Sep. 30, 2025	Jun. 30, 2021	Dec. 31, 2025	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005470
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 9,958		$ 10,151		$ 10,580		$ 10,630		$ 11,498		$ 12,184		$ 12,709		$ 13,272		$ 13,811		$ 13,936		$ 14,970		$ 13,002		$ 15,109		$ 16,156		$ 16,039		$ 17,101		$ 13,135		$ 16,788		$ 18,169		$ 21,234		$ 21,878		$ 23,320		$ 23,348	$ 24,431	$ 21,681	$ 18,222	$ 17,483	$ 18,928	$ 20,296	$ 21,367	$ 20,349	$ 22,734	$ 24,659	$ 23,523	$ 24,918	$ 24,871	$ 23,098	$ 25,135	$ 25,569	$ 25,764
C000005471
Account Value [Line Items]
Accumulated Value			10,000		9,951		10,139		10,560		10,603		11,461		12,137		12,652		13,204		13,730		13,846		14,862		12,900		14,985		16,013		15,882		16,923		12,984		16,585		17,938		20,950		21,570		22,975		22,987	24,036	21,317	17,905	17,171	18,575	19,905	20,944	19,933	22,253	24,122	22,996	24,345	24,282	22,535	24,510	24,915	25,092
C000005472
Account Value [Line Items]
Accumulated Value			10,000		9,944		10,125		10,538		10,576		11,423		12,088		12,594		13,135		13,651		13,756		14,757		12,801		14,854		15,864		15,726		16,746		12,843		16,393		17,719		20,680		21,278		22,652		22,646	23,665	20,972	17,602	16,872	18,239	19,533	20,535	19,530	21,788	23,604	22,487	23,786	23,709	21,989	23,895	24,275	24,429
C000159676
Account Value [Line Items]
Accumulated Value			500,000		498,090		507,912		529,532		532,256		575,834		610,442		636,998		665,434		692,660		699,161		751,243		652,758		758,659		811,481		805,840		859,563		660,432		844,322		914,036		1,068,591		1,101,353		1,174,242		1,176,036	1,230,917	1,092,739	918,811	881,907	955,085	1,024,380	1,078,849	1,027,711	1,148,547	1,246,159	1,189,104	1,260,136	1,258,068	1,168,781	1,272,405	1,294,664	1,305,059
C000219320
Account Value [Line Items]
Accumulated Value	$ 10,871	$ 10,000		$ 13,922		$ 15,094		$ 17,673		$ 18,242		$ 19,479		$ 19,538		$ 20,481		$ 18,211		$ 15,335		$ 14,743		$ 15,991		$ 17,178		$ 18,120		$ 17,289		$ 19,352		$ 21,030		$ 20,099		$ 21,332		$ 21,331		$ 19,848		$ 21,640		$ 22,055		$ 22,271
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495		21,796		23,592		23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495		21,796		23,592		23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495		21,796		23,592		23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			500,000		504,841		518,121		540,907		563,676		596,049		614,023		642,092		682,784		678,383		704,764		754,971		646,994		737,854		768,069		776,999		847,685		670,521		818,221		893,559		1,024,747		1,089,787		1,179,583		1,178,384	1,287,709	1,219,738	1,016,027	970,666	1,040,379	1,115,082	1,208,602	1,169,276	1,310,429	1,441,725	1,488,091	1,580,787	1,622,413	1,545,804	1,715,707	1,855,986	1,900,583
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,865	10,000		13,259		14,480		16,606		17,659		19,115		19,095		20,867		19,765		16,464		15,729		16,859		18,069		19,585		18,948		21,235		23,362		24,114		25,616		26,290		25,049		27,802		30,075		30,798
Russell Midcap Growth Index
Account Value [Line Items]
Accumulated Value			10,000		10,058		10,215		10,684		10,733		11,473		11,956		12,588		13,445		13,737		14,171		15,244		12,806		15,319		16,146		16,038		17,348		13,872		18,070		19,763		23,522		23,389		25,979		25,781	26,516	23,180	18,296	18,176	19,431	21,206	22,528	21,351	24,457	26,779	25,919	27,614	29,863	27,736	32,785	33,696	32,448
Russell Midcap Growth Index
Account Value [Line Items]
Accumulated Value			10,000		10,058		10,215		10,684		10,733		11,473		11,956		12,588		13,445		13,737		14,171		15,244		12,806		15,319		16,146		16,038		17,348		13,872		18,070		19,763		23,522		23,389		25,979		25,781	26,516	23,180	18,296	18,176	19,431	21,206	22,528	21,351	24,457	26,779	25,919	27,614	29,863	27,736	32,785	33,696	32,448
Russell Midcap Growth Index
Account Value [Line Items]
Accumulated Value			10,000		10,058		10,215		10,684		10,733		11,473		11,956		12,588		13,445		13,737		14,171		15,244		12,806		15,319		16,146		16,038		17,348		13,872		18,070		19,763		23,522		23,389		25,979		25,781	26,516	23,180	18,296	18,176	19,431	21,206	22,528	21,351	24,457	26,779	25,919	27,614	29,863	27,736	32,785	33,696	32,448
Russell Midcap Growth Index
Account Value [Line Items]
Accumulated Value			$ 500,000		$ 502,896		$ 510,754		$ 534,208		$ 536,643		$ 573,641		$ 597,820		$ 629,403		$ 672,242		$ 686,859		$ 708,546		$ 762,215		$ 640,306		$ 765,940		$ 807,315		$ 801,878		$ 867,421		$ 693,590		$ 903,476		$ 988,164		$ 1,176,105		$ 1,169,457		$ 1,298,941		$ 1,289,069	$ 1,325,802	$ 1,159,012	$ 914,788	$ 908,814	$ 971,535	$ 1,060,294	$ 1,126,395	$ 1,067,553	$ 1,222,841	$ 1,338,968	$ 1,295,943	$ 1,380,715	$ 1,493,126	$ 1,386,813	$ 1,639,239	$ 1,684,798	$ 1,622,386
Russell Midcap Growth Index
Account Value [Line Items]
Accumulated Value	$ 10,963	$ 10,000		$ 14,280		$ 15,618		$ 18,589		$ 18,484		$ 20,530		$ 20,374		$ 20,955		$ 18,319		$ 14,459		$ 14,364		$ 15,356		$ 16,758		$ 17,803		$ 16,873		$ 19,328		$ 21,163		$ 20,483		$ 21,823		$ 23,600		$ 21,919		$ 25,909		$ 26,629		$ 25,643